Note 22 - Taxes - Reconciliation of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Earnings before income tax	$ 402,934	$ 23,849
Income tax at statutory tax rate of 26.5%	106,778	6,320
Difference between Canadian and foreign tax rates(1)	(7,008)	(15,379)
Change in unrecognized deductible temporary differences	(172,247)	4,597
Impact of foreign currency on deferred tax balances	25,515	11,076
Non-deductible costs	(1,875)	26
Local mining taxes	4,574	2,323
Impact of tax legislation/rate change	0	(1,279)
Other	248	25
Total income tax (recovery) expense	$ (44,015)	$ 7,709